Annual Total Returns[BarChart] - NVIT Multi-Manager Mid Cap Value Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.32%)	16.35%	35.68%	17.02%	(2.89%)	17.59%	13.84%	(13.15%)	23.85%	(1.14%)